Loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss per share
Loss per share
8	Loss per share
The calculation of the basic and diluted loss per share attributable to the equity shareholders of the Company is based on the following data:

	For the six months ended June 30,
	2022 $	2021 $
Loss
Loss for the purposes of basic and diluted earnings per share:
– Loss for the period attributable to equity shareholders of the Company	(177,163,044)	(7,855,358)

Number of shares
Weighted-average number of ordinary shares for the purpose of basic and diluted earnings per share	49,616,648	30,396,578

According to the Preferred Shares Subscription Agreement and the Convertible Note Subscription Agreement, all of the Prenetics HK’s preference shares and convertible securities will be converted into ordinary shares of PHCL upon the occurrence of an amalgamation of the Group with another company.
As of June 30, 2022, 29,836,835 restricted share units underlying shares, 22,384,585 warrants underlying shares and 3,157,124 exchangeable notes underlying shares were excluded from the diluted number of ordinary shares calculation because their effect would have been anti-dilutive. As of June 30, 2021, 10,431,059 share options, 25,163,366 preference shares and 2,329,296 exchangeable notes were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.

8	Loss per share
The calculation of the basic and diluted loss per share attributable to the equity shareholders of the Company is based on the following data:

	Year ended December 31,
	2021 $	2020 $	2019 $
Loss
Earnings for the purposes of basic and diluted loss per share:
Loss for the year attributable to equity shareholders of the Company	(174,009,273)	(1,939,689)	(20,141,991)

Number of shares
Weighted-average number of ordinary shares for the purpose of basic and diluted loss per share	14,596,997	13,176,752	12,891,569

Note:
According to the Preferred Shares Subscription Agreement and the Convertible Note Subscription Agreement, all of the Prenetics HK’s preference shares and convertible securities will be converted into ordinary shares of the Company upon the occurrence of an amalgamation of the Group with another company.
As at December 31, 2021, 12,400,419 restricted share units and 776,432 exchangeable notes were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. As at December 31, 2020, 10,272,389 share options and 20,025,247 preference shares, 2,729,893 convertible securities and 1,164,648 exchangeable notes were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive. As at December 31, 2019, 10,043,892 share options and 20,025,247 preference shares were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.